Interest in Other Entities	12 Months Ended
Dec. 31, 2019
Disclosure of interests in other entities [text block] [Abstract]
Disclosure of interests in other entities [text block]

NOTE 4 - INTEREST IN OTHER ENTITIES:

Material subsidiaries:

On September 16, 2019, the Company entered into a Securities Exchange Agreement (the “Exchange Agreement”), with ScoutCam Inc, formally known as Intellisense Solutions Inc (“Intellisense”), pursuant to which the Company assigned, transferred and delivered 100% of its holdings in ScoutCam to ScoutCam Inc, in exchange for consideration consisting of shares of ScoutCam’s Inc. common stock representing 60% of the issued and outstanding share capital of ScoutCam Inc. immediately upon the closing of the Exchange Agreement (the “Closing”). The Exchange Agreement was conditioned on certain obligations by the respective parties, including, but not limited to, that ScoutCam Inc. will have at least USD 3 million in cash on hand upon Closing, and that ScoutCam Inc. will bear the costs and expenses in connection with the execution of the Exchange Agreement. In accordance with said obligations, ScoutCam Inc. undertook to secure at least USD 3 million in funding prior to the Closing, based on a pre-money valuation of USD 10 million on a post-Closing basis. In addition, the Exchange Agreement provides that if ScoutCam achieves an aggregated amount of USD 33 million in sales within the first three years immediately after the Closing, ScoutCam Inc. will issue to the Company additional shares representing 10% of ScoutCam’s Inc. issued and outstanding share capital as reflected on the date of the Closing.

The Closing occurred on December 30, 2019 (the “Closing Date”). Pursuant to the Exchange Agreement, Intellisense issued to Medigus 16,130,952 share. Upon such issuance, ScoutCam Ltd. became a wholly-owned subsidiary of Intellisense. On December 31, 2019, Intellisense Solutions Inc. changed its name to ScoutCam Inc.

Also on the Closing Date, 3,413,312 units, each comprised of two shares of common stock par value USD 0.001 per share, one Warrant A (as defined below) and two Warrants B (as defined below), were issued to investors as part of the financing transaction that the ScoutCam Inc. was obligated to secure prior to the closing. The immediate gross proceeds from the issuance of the units amounted to approximately USD 3.3 million (the “Issuance of Units to External Investors”).

Each Warrant A is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.595 per share during the12 month period following the allotment. Each Warrant B is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.893 per share during the 18 month period following the allotment.

In addition, Shrem Zilberman Group Ltd (the “Consultant”) will be entitled to receive the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future. In the event the total proceeds received as a result of exercise of Warrants will be less than $2 million at the time of their expiration, the Consultant will be required to invest $250,000 in ScoutCam Inc.

While ScoutCam Inc. was the legal acquirer, ScoutCam Ltd. was treated as the acquiring company for accounting purposes as the Exchange Agreement was accounted for as a reverse recapitalization conducted at ScoutCam Ltd.’s level. Accordingly, the accounting treatment is equivalent to the issuance of 10,753,969 shares by ScoutCam Ltd, for the net monetary assets of ScoutCam Inc. The net acquired assets of the ScoutCam Inc. as of the Closing Date was $3,040 thousands. There were no fair value adjustments necessary to perform as the carrying values of the net acquired assets approximated fair value. Further, given the nature of the operations of ScoutCam Inc. prior to the Closing Date, there were no intangible assets, including goodwill, established as a result of the Exchange Agreement.

Listing expenses are presented in the Company’s consolidated statement of loss and comprehensive loss for the period ended December 31, 2019 in connection with the reverse recapitalization.

The reverse recapitalization transaction conducted at ScoutCam Ltd.’s level was accounted for in the Group’s consolidated financial statements as a transaction with non-controlling interest in which the Company consolidated INLL’s net assets in consideration equal to the fair value of the shares INLL had to issue to Medigus as part of the reverse recapitalization transaction. The fair value could not be determined based on INLL’s stock market value as there is currently no trading market for INLL’s Common Stock and there is no assurance that a regular trading market will ever develop. The Company concluded to determine the fair value based on a pre-money valuation attributed to INLL as part of the Issuance of Units to External Investors as mentioned above. In accordance, an amount of USD 10,098 thousand was listed in the consolidated statement of loss and comprehensive loss as listing expenses. Furthermore, the Company recorded a capital reserve of $11,714 thousand resulting from the transaction with non-controlling interest.

Non-controlling interests (NCI)

Set out below is summarized financial information for ScoutCam Inc. that has non-controlling interest that are material to the Group. The amounts are before inter-company eliminations.

Summarized balance sheet

December 31, 2019
USD in thousands

Currents assets	4,318
Current liabilities	1,910
Current net assets	2,408

Non-current assets	439
Non-current liabilities	325
Non-current net assets	114

Net assets	2,522

Accumulated non-controlling interests	1,424

Summarized statement of comprehensive income

Year ended December 31, 2019
USD in thousands

Revenues	309
Loss for the period	(11,927)

Net loss attributable to the NCI	-

Summarized statement of cash flows:

Cash flow used in operating activities	(1,799)
Cash flow used in investing activities	(55)
Cash flow from financing activities	5,104
Net increase in cash and cash equivalents	3,250

Investments accounted for using the equity method

On June 19, 2019 the Company signed an agreement with Algomizer Ltd. (“Algomizer”) and its wholly-owned subsidiary Linkury Ltd. (together the “Algomizer Group”), for an investment of approximately $5 million in Algomizer Group (the “Investment Agreement”). The investment was subject to certain pre-conditions, which were met at September 3, 2019 (“Closing Date”). As part of the Investment Agreement:

a.	Medigus received 2,168,675 ordinary shares of Algomizer (Algomizer shares).

b.	Medigus received 729,508 ordinary shares of Linkury Ltd (“Linkury’s shares”).

c.	Medigus received 2,898,183 warrants to purchase 2,898,183 Algomizer shares at an exercise price of NIS 5.25 per share (“Algomizer Warrants”).

d.	Medigus’ investment in Algomizer and Linkury is based on a projection that Linkury’s net profit for 2019 will be at least NIS 15 million. In the event that Linkury’s net income is less than NIS 15 million for 2019, Medigus will be issued with additional securities in Algomizer group, adjusting the price per Algomizer group securities to the actual net profit for 2019, and compensating Medigus for the difference between the actual net profit and the target net profit for 2019 (“Reverse earn out”). Linkury net profit for 2019 was more than NIS 15 million.

e.	Medigus is also entitled, for a period of three years following the closing of the investment, to convert any and all of its Linkury shares into Algomizer shares with a 20% discount over the average share price of Algomizer on TASE within the 60 trading days preceding the conversion (“Conversion Right”).

f.	In the event, during the three year period following the closing of the investment, Algomizer shall issue, or under take to issue ordinary shares with a price per share or exercise per share lower NIS 4.15 (the “(Reduced Per Share Purchase Price”), Algomizer shall be allocated immediately with such amounts of additional Ordinary Shares (and the Algomizer Warrant shall be adjusted accordingly) equal to the difference of (x) the amount of ordinary shares actually received by the Company under the Investment Agreement, and (y) the amount which Medigus would have otherwise received should the Reduced Per Share Purchase Price was applied (“Anti-dilution”).

In consideration for the assets as described above Medigus:

a.	Paid NIS 14,400,000 at cash (approximately USD 4,057 thousands).

b.	Issued to Algomizer 333,334 ADS representing 6,666,680 ordinary shares.

c.	Issued to Algomizer 333,334 warrants to purchase 333,334 ADS representing 6,666,680 ordinary shares at an exercise price of USD 4 per warrant.

On September 3, 2019 the Company acquired 8.45% of the issued shares of Algomizer Ltd and 9.34% of the issued shares of Linkury Ltd. As part of the investment, Medigus appointed two directors to the board of directors of Algomizer, therefore, Medigus achieved a significant influence in Algomizer. Medigus does not have a significant influence in Linkury. Therefore, investment on Linkury’s shares accounted as financial asset in fair value through profit or loss and investment on Algomizer’s shares accounted for using the equity method.

The difference between the fair value of consideration paid by the Company and the fair value of Linkury’s shares, Algomizer warrants, Reverse earn-out, Conversion right and Anti-dilution was attributed to Algomizer shares.

Two of the Company’s members of the board of directors hold less than 5% each in Algomizer Ltd. Furthermore, the same directors hold less than 5% each in a subsidiary company of Algomizer Ltd.

To the best of the Company’s knowledge, Algomizer Ltd. used the investment funds to finance its ongoing operations and for an early repayment of a loan previously organized and partially provided by an affiliated company related to one of Company’s shareholders or by such shareholder in connection with the acquisition of Linkury.

Name of entity	Place of business/country of incorporation	% of ownership interest as of December 31, 2019		Nature of relationship	Measurement method	Quoted fair value as of December 31, 2019	Carrying amount as of December 31, 2019
						USD in thousands
Algomizer Ltd	Israel	8.22	%(*)	Associate	Equity method	1,537	1,149

(*)	After the acquisition, Algomizer issued options to employees, so the Company’s holding of Algomizer decreased from 8.45% to 8.22%

Algomizer Ltd, through its subsidiary Linkury, is engaged in internet marketing including: Internet video and imaging, website monetization and search engines and automated tools for internet advertising.

The table below provide summarized financial information for Algomizer.

Summarized balance sheet:

December 31, 2019
USD in thousands (*)
Currents assets
Cash and cash equivalents	3,712
Other current assets	7,285
Total current assets	10,997
Non-current assets	9,201
Current liabilities
Financial liabilities (excluding trade payables)	1,270
Other current liabilities	8,375
Total current liabilities	9,645
Non-current liabilities
Financial liabilities (excluding trade payables)	800
Other non-current liabilities	2,310
Total non-current liabilities	3,110
Net assets	7,443

Equity attributable to Algomizer shareholders	2,388

Non-controlling interests	5,055

USD in thousands
Reconciliation to carrying amounts:

Equity attributable to Algomizer shareholders' as of September 3, 2019	3,061
Loss attributable to Algomizer shareholders' for the period	(3,070)
Other comprehensive loss attributable to Algomizer shareholders' for the period	(527)
Increase in capital reverse	2,924
2,388

Equity attributable to Algomizer shareholders' as of December 31, 2019	2,388
Groups share in %	8.22%
Group share (USD)	196
Fair value adjustments	953
Carrying amount	1,149

Summarized statement of comprehensive income:

September 4, 2019 - December 31, 2019
USD in thousands (**)

Revenue	12,081
Gross profit	3,252
Loss for the period	(3,153)
Other comprehensive loss	(609)
Total comprehensive loss	(3,762)

(*)	translated at the closing rate at the date of that balance sheet

(**)	translated at average exchange rates for the period